Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Australia: 5.9%
101,302		AGL Energy Ltd.	$ 1,060,161	0.1
378,108		Alumina Ltd.	338,859	0.0
543,583	(1),(2)	AMP Ltd.	443,914	0.0
186,629		APA Group	1,184,304	0.1
90,901		Aristocrat Leisure Ltd.	1,177,864	0.1
30,622		ASX Ltd.	1,437,420	0.1
307,404		Aurizon Holdings Ltd.	796,661	0.0
291,817		AusNet Services	306,411	0.0
448,359		Australia & New Zealand Banking Group Ltd.	4,702,126	0.3
80,499	(1)	Bendigo and Adelaide Bank Ltd.	309,266	0.0
874,585	(2),(3)	BGP Holdings PLC	–	–
465,959		BHP Group Ltd.	8,453,115	0.5
334,076		BHP Group PLC	5,184,734	0.3
80,681		BlueScope Steel Ltd.	422,408	0.0
181,083		Boral Ltd.	227,447	0.0
245,982		Brambles Ltd.	1,589,967	0.1
39,497		Caltex Australia Ltd.	533,320	0.0
85,023		Challenger Ltd.	207,679	0.0
15,026		CIMIC Group Ltd.	212,818	0.0
80,163		Coca-Cola Amatil Ltd.	432,662	0.0
9,147		Cochlear Ltd.	1,042,497	0.1
179,345		Coles Group Ltd.	1,670,249	0.1
280,007		Commonwealth Bank of Australia	10,564,689	0.6
76,998		Computershare Ltd.	460,936	0.0
57,528		Crown Resorts Ltd.	266,973	0.0
71,790		CSL Ltd.	13,013,506	0.7
173,495		Dexus	961,441	0.1
8,589	(1)	Flight Centre Travel Group Ltd.	60,754	0.0
219,877		Fortescue Metals Group Ltd.	1,347,458	0.1
260,288		Goodman Group	1,907,826	0.1
308,113		GPT Group	684,522	0.0
86,387	(1)	Harvey Norman Holdings Ltd.	158,620	0.0
248,036		Incitec Pivot Ltd.	307,670	0.0
365,549		Insurance Australia Group Ltd.	1,379,237	0.1
89,286		Lend Lease Corp., Ltd.	559,805	0.0
53,251		Macquarie Group Ltd.	2,836,042	0.2
19,894		Magellan Financial Group Ltd.	527,624	0.0
435,613		Medibank Pvt Ltd.	716,370	0.0
622,250		Mirvac Group	790,566	0.0
456,037		National Australia Bank Ltd.	4,677,978	0.3
121,611		Newcrest Mining Ltd.	1,670,052	0.1
211,967		Oil Search Ltd.	307,407	0.0
63,930		Orica Ltd.	598,464	0.0
278,579		Origin Energy Ltd.	748,607	0.0
113,656		Qantas Airways Ltd.	221,130	0.0
207,197		QBE Insurance Group Ltd.	1,079,290	0.1
25,571		Ramsay Health Care Ltd.	899,134	0.1
8,138	(1)	REA Group Ltd.	381,217	0.0
58,717		Rio Tinto Ltd.	3,025,073	0.2
280,069		Santos Ltd.	575,194	0.0
831,036		Scentre Group	795,989	0.0
52,895	(1)	Seek Ltd.	483,368	0.0
71,374		Sonic Healthcare Ltd.	1,072,740	0.1
777,053		South32 Ltd. - AUD	857,797	0.1
377,144		Stockland	579,941	0.0
199,434		Suncorp Group Ltd.	1,107,511	0.1
175,054		Sydney Airport	604,830	0.0
320,349		TABCORP Holdings Ltd.	495,772	0.0
658,426		Telstra Corp., Ltd.	1,235,965	0.1
57,325	(1)	TPG Telecom Ltd.	244,134	0.0
432,303		Transurban Group - Stapled Security	3,220,071	0.2
113,877		Treasury Wine Estates Ltd.	707,014	0.0
495,221		Vicinity Centres	309,781	0.0
18,489	(1)	Washington H Soul Pattinson & Co. Ltd.	191,054	0.0
179,345		Wesfarmers Ltd.	3,800,362	0.2
564,512		Westpac Banking Corp.	5,797,996	0.3
22,241	(1)	WiseTech Global Ltd.	231,217	0.0
149,046		Woodside Petroleum Ltd.	1,653,887	0.1
199,492		Woolworths Group Ltd.	4,338,235	0.2
52,109	(1)	Worley Ltd.	193,369	0.0
			110,382,500	5.9

		Austria: 0.2%
11,245	(2)	Andritz AG	352,303	0.0
47,588	(2)	Erste Group Bank AG	871,228	0.1
23,295	(2)	OMV AG	637,512	0.1
23,413	(2)	Raiffeisen International Bank Holding AG	336,778	0.0
10,771		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	388,470	0.0
18,357	(1)	Voestalpine AG	370,382	0.0
			2,956,673	0.2

		Belgium: 0.8%
28,240		Ageas	1,176,818	0.1
120,523		Anheuser-Busch InBev SA/NV	5,323,490	0.3
8,735		Colruyt S.A.	473,506	0.0
7,160	(1),(2)	Galapagos NV	1,406,064	0.1
12,761		Groupe Bruxelles Lambert S.A.	1,004,051	0.0
39,495		KBC Group NV	1,792,094	0.1
24,060		Proximus SADP	552,527	0.0
11,723		Solvay S.A.	844,848	0.0
7,151		Telenet Group Holding NV	214,735	0.0
19,998	(2)	UCB S.A.	1,711,074	0.1
31,179		Umicore SA	1,075,404	0.1
			15,574,611	0.8

		China: 0.2%
6,132	(1),(2)	BeiGene Ltd. ADR	754,911	0.1
585,417		BOC Hong Kong Holdings Ltd.	1,606,982	0.1
206,900	(2),(4)	Budweiser Brewing Co. APAC Ltd.	532,090	0.0
			2,893,983	0.2

		Denmark: 2.1%
595		AP Moller - Maersk A/S - Class A	488,687	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
1,034		AP Moller - Maersk A/S - Class B	$ 916,501	0.1
16,920		Carlsberg A/S	1,904,850	0.1
16,685		Chr Hansen Holding A/S	1,231,232	0.1
18,791	(1)	Coloplast A/S	2,725,192	0.1
102,282	(2)	Danske Bank A/S	1,138,338	0.1
33,454		DSV PANALPINA A/S	3,041,941	0.2
10,293	(2)	Genmab A/S	2,067,541	0.1
10,766		H Lundbeck A/S	316,115	0.0
24,377	(1)	ISS A/S	333,490	0.0
279,880		Novo Nordisk A/S	16,713,340	0.9
33,775	(1)	Novozymes A/S	1,515,039	0.1
29,922	(4)	Orsted A/S	2,929,293	0.2
15,817	(1)	Pandora A/S	508,218	0.0
19,117		Tryg A/S	465,304	0.0
29,888		Vestas Wind Systems A/S	2,431,857	0.1
17,459	(1),(2)	Demant A/S	380,142	0.0
			39,107,080	2.1

		Finland: 1.1%
22,498		Elisa OYJ	1,388,655	0.1
70,253	(1)	Fortum OYJ	1,021,974	0.1
53,762		Kone Oyj	3,010,714	0.2
16,647	(2)	Metso Oyj	392,297	0.0
66,918		Neste Oyj	2,224,863	0.1
892,190		Nokia OYJ - Finland	2,747,822	0.1
19,777	(1)	Nokian Renkaat OYJ	472,237	0.0
512,480	(1),(2)	Nordea Bank Abp	2,882,911	0.2
16,591	(2)	Orion Oyj	675,192	0.0
70,122	(2)	Sampo OYJ	2,022,940	0.1
92,017	(2)	Stora Enso OYJ	920,065	0.1
84,423	(1)	UPM-Kymmene OYJ	2,301,958	0.1
70,197	(1)	Wartsila OYJ	512,610	0.0
			20,574,238	1.1

		France: 9.7%
27,766	(2)	Accor S.A.	745,963	0.0
4,696		Aeroports de Paris	453,662	0.0
74,821		Air Liquide SA	9,550,720	0.5
30,157		Alstom SA	1,245,248	0.1
9,593	(4)	Amundi SA	555,046	0.0
10,908		Arkema SA	744,739	0.0
15,545	(2)	Atos SE	1,035,691	0.1
305,730		AXA S.A.	5,176,608	0.3
6,553		BioMerieux	741,855	0.0
177,918		BNP Paribas	5,194,361	0.3
139,581		Bollore SA	379,330	0.0
35,421		Bouygues SA	1,027,960	0.1
46,465		Bureau Veritas SA	875,815	0.0
25,139		Capgemini SE	2,100,676	0.1
95,767	(2)	Carrefour S.A.	1,518,318	0.1
8,475	(1)	Casino Guichard Perrachon S.A.	324,339	0.0
77,819		Cie de Saint-Gobain	1,867,302	0.1
27,040		Cie Generale des Etablissements Michelin SCA	2,368,297	0.1
26,515		CNP Assurances	256,734	0.0
7,581		Covivio	425,755	0.0
182,514	(2)	Credit Agricole SA	1,291,451	0.1
97,674		Danone	6,250,968	0.3
387	(2)	Dassault Aviation SA	317,801	0.0
20,794		Dassault Systemes SE	3,035,741	0.2
38,469	(2)	Edenred	1,596,445	0.1
12,401	(2)	Eiffage SA	880,268	0.0
96,517		Electricite de France SA	754,717	0.0
288,900	(2)	Engie SA	2,958,470	0.2
44,880	(2)	EssilorLuxottica SA	4,751,663	0.3
6,205	(2)	Eurazeo SE	278,417	0.0
1,828	(1),(2)	Eurofins Scientific SE	892,065	0.1
26,967		Eutelsat Communications	280,327	0.0
12,009	(1),(2)	Faurecia SE	351,643	0.0
7,238		Gecina S.A.	952,447	0.1
69,597	(2)	Getlink SE	841,752	0.0
5,010		Hermes International	3,408,862	0.2
4,716		ICADE	370,151	0.0
2,284		Iliad SA	307,733	0.0
9,574		Ingenico Group SA	1,000,765	0.1
5,825		Ipsen SA	298,589	0.0
13,270		JC Decaux SA	235,914	0.0
11,985		Kering SA	6,249,140	0.3
31,316	(1)	Klepierre SA	596,933	0.0
42,202		Legrand S.A.	2,691,728	0.1
39,723	(2)	L'Oreal S.A.	10,280,752	0.6
43,971	(1),(2)	LVMH Moet Hennessy Louis Vuitton SE	16,126,439	0.9
149,621	(2)	Natixis SA	476,429	0.0
315,565		Orange SA	3,820,693	0.2
33,586		Pernod Ricard SA	4,767,076	0.3
93,029		Peugeot S.A.	1,211,172	0.1
34,228		Publicis Groupe	978,200	0.1
3,570	(1)	Remy Cointreau SA	389,090	0.0
30,404		Renault S.A.	577,819	0.0
51,770	(2)	Safran S.A.	4,586,677	0.2
178,374	(2)	Sanofi	15,442,723	0.8
4,374	(2)	Sartorius Stedim Biotech	872,850	0.0
87,452	(2)	Schneider Electric SE	7,391,703	0.4
25,080	(2)	SCOR SE	551,792	0.0
3,581		SEB SA	443,528	0.0
128,233		Societe Generale	2,100,734	0.1
13,994		Sodexo SA	939,771	0.1
54,056	(2)	SUEZ	549,177	0.0
9,288	(2)	Teleperformance	1,923,702	0.1
16,854		Thales S.A.	1,395,779	0.1
379,628	(1)	Total SA	14,303,943	0.8
14,302	(2)	UbiSoft Entertainment	1,045,349	0.1
21,885	(1)	Unibail-Rodamco-Westfield	1,254,591	0.1
38,126	(2)	Valeo SA	620,530	0.0
85,241		Veolia Environnement	1,800,366	0.1
81,373	(2)	Vinci SA	6,648,938	0.4
131,068		Vivendi SA	2,771,224	0.2
4,286		Wendel	340,111	0.0
20,223	(2),(4)	Worldline SA/France	1,193,587	0.1
			181,987,154	9.7

		Germany: 7.3%
28,531	(2)	Adidas AG	6,334,667	0.3
65,986		Allianz SE	11,237,261	0.6
192,966		Aroundtown SA	965,883	0.1
145,280	(2)	BASF SE	6,790,678	0.4
155,395		Bayer AG	8,903,906	0.5
52,371		Bayerische Motoren Werke AG	2,673,502	0.2
15,944		Beiersdorf AG	1,605,415	0.1
24,438		Brenntag AG	887,885	0.1
6,366	(2)	Carl Zeiss Meditec AG	606,174	0.0
158,473		Commerzbank AG	564,140	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
17,400	(1),(2)	Continental AG	$ 1,240,591	0.1
27,499	(2),(4)	Covestro AG	834,545	0.1
143,838	(1),(2)	Daimler AG	4,295,607	0.2
17,916	(2),(4)	Delivery Hero SE	1,317,260	0.1
310,566		Deutsche Bank AG	1,974,296	0.1
30,053		Deutsche Boerse AG	4,128,806	0.2
37,819	(1)	Deutsche Lufthansa AG	353,727	0.0
156,467		Deutsche Post AG	4,194,667	0.2
527,199	(2)	Deutsche Telekom AG	6,809,011	0.4
56,898		Deutsche Wohnen SE	2,156,363	0.1
355,121	(2)	E.ON AG	3,642,721	0.2
33,169		Evonik Industries AG	692,676	0.0
6,427		Fraport AG Frankfurt Airport Services Worldwide	258,720	0.0
66,102		Fresenius SE & Co. KGaA	2,461,157	0.1
33,707		Fresenius Medical Care AG & Co. KGaA	2,200,259	0.1
24,267		GEA Group AG	501,302	0.0
9,538		Hannover Rueck SE	1,346,822	0.1
23,538	(2)	HeidelbergCement AG	1,005,617	0.1
16,437	(2)	Henkel AG & Co. KGaA	1,207,428	0.1
3,819		Hochtief AG	250,754	0.0
197,853		Infineon Technologies AG	2,856,161	0.2
10,273	(2)	KION Group AG	442,129	0.0
7,649		Knorr-Bremse AG	672,470	0.0
13,140	(2)	LANXESS AG	523,025	0.0
20,443	(2)	Merck KGaA	2,063,970	0.1
27,813		METRO AG	236,889	0.0
8,253	(1)	MTU Aero Engines AG	1,193,359	0.1
22,827		Muenchener Rueckversicherungs-Gesellschaft AG	4,589,838	0.3
13,121		Puma SE	770,926	0.0
92,375	(1),(2)	RWE AG	2,415,756	0.1
155,455		SAP SE	17,356,245	0.9
121,004	(1)	Siemens AG	10,132,290	0.5
23,726	(4)	Siemens Healthineers AG	917,166	0.1
20,350	(2)	Symrise AG	1,882,557	0.1
137,839		Telefonica Deutschland Holding AG	338,410	0.0
64,005	(1),(2)	ThyssenKrupp AG	337,125	0.0
68,107	(1)	TUI AG	298,108	0.0
31,837		Uniper SE	782,020	0.0
16,213		United Internet AG	471,440	0.0
5,134	(1),(2)	Volkswagen AG	673,569	0.0
81,485	(2)	Vonovia SE	4,053,354	0.2
18,568	(1)	Wirecard AG	2,092,061	0.1
21,997	(2),(4)	Zalando SE	829,070	0.1
			137,369,778	7.3

		Hong Kong: 3.2%
1,912,099		AIA Group Ltd.	17,122,160	0.9
48,200		ASM Pacific Technology Ltd.	446,926	0.0
206,952	(1)	Bank of East Asia Ltd.	442,260	0.0
408,699		CK Asset Holdings Ltd.	2,217,474	0.1
427,199		CK Hutchison Holdings Ltd.	2,847,349	0.2
104,902		CK Infrastructure Holdings Ltd.	555,340	0.0
259,865		CLP Holdings Ltd.	2,380,365	0.1
52,187		Dairy Farm International Holdings Ltd.	242,670	0.0
319,823		Hang Lung Properties Ltd.	644,936	0.0
120,936		Hang Seng Bank Ltd.	2,060,420	0.1
230,059		Henderson Land Development Co., Ltd.	870,746	0.1
419,500		HK Electric Investments & HK Electric Investments Ltd.	402,749	0.0
598,867		HKT Trust / HKT Ltd.	814,488	0.1
1,606,218		Hong Kong & China Gas	2,630,070	0.1
189,488		Hong Kong Exchanges and Clearing Ltd.	5,676,930	0.3
184,633		Hongkong Land Holdings Ltd. - HKHGF	690,778	0.0
34,904		Jardine Matheson Holdings Ltd.	1,756,786	0.1
35,100		Jardine Strategic Holdings Ltd.	784,438	0.1
101,060		Kerry Properties Ltd.	264,271	0.0
331,632		Link REIT	2,795,153	0.2
34,558		Melco Resorts & Entertainment Ltd. ADR	428,519	0.0
243,644	(1)	MTR Corp.	1,253,217	0.1
971,094		New World Development Ltd.	1,035,455	0.1
241,660		NWS Holdings Ltd.	246,273	0.0
672,000		PCCW Ltd.	368,502	0.0
219,345		Power Assets Holdings Ltd.	1,301,208	0.1
484,626		Sino Land Co.	609,930	0.0
251,971		Sun Hung Kai Properties Ltd.	3,294,278	0.2
78,620		Swire Pacific Ltd. - Class A	500,472	0.0
185,025		Swire Properties Ltd.	516,913	0.0
217,000		Techtronic Industries Co., Ltd.	1,377,930	0.1
116,000		Vitasoy International Holdings Ltd.	349,089	0.0
1,513,000	(4)	WH Group Ltd.	1,396,513	0.1
191,857	(1)	Wharf Real Estate Investment Co. Ltd.	782,572	0.0
129,504		Wheelock & Co., Ltd.	877,511	0.1
112,449		Yue Yuen Industrial Holdings	171,833	0.0
			60,156,524	3.2

		Ireland: 0.5%
125,782	(2)	AIB Group PLC	139,470	0.0
149,516		Bank of Ireland Group PLC	278,709	0.0
64,150		CRH PLC	1,734,807	0.1
15,564		DCC PLC	971,987	0.0
70,024		James Hardie Industries SE	813,030	0.0
25,126		Kerry Group PLC - KYG	2,915,248	0.1
24,317		Kingspan Group Plc	1,311,284	0.1
12,379		Flutter Entertainment PLC	1,113,530	0.1
35,746		Smurfit Kappa PLC	1,012,622	0.1
			10,290,687	0.5

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 0.6%
6,556		Azrieli Group Ltd.	$ 374,842	0.0
179,511		Bank Hapoalim BM	1,075,607	0.1
231,914		Bank Leumi Le-Israel BM	1,278,766	0.1
19,264	(2)	Check Point Software Technologies	1,936,803	0.1
5,991	(2)	CyberArk Software Ltd.	512,590	0.0
3,842		Elbit Systems Ltd.	497,876	0.0
111,385		Israel Chemicals Ltd.	354,747	0.0
184,118		Israel Discount Bank Ltd.	536,864	0.0
22,284		Mizrahi Tefahot Bank Ltd.	410,153	0.0
9,828	(2)	Nice Ltd.	1,421,086	0.1
172,741	(2)	Teva Pharmaceutical Industries Ltd. ADR	1,551,214	0.1
7,686	(2)	Wix.com Ltd.	774,902	0.1
			10,725,450	0.6

		Italy: 1.9%
173,809		Assicurazioni Generali S.p.A.	2,354,209	0.1
78,371		Atlantia S.p.A	973,562	0.1
91,868	(1)	Davide Campari-Milano SpA	658,819	0.0
1,286,489		Enel S.p.A.	8,874,010	0.5
402,385		ENI S.p.A.	3,998,693	0.2
19,075		Ferrari NV	2,938,219	0.2
96,315		FinecoBank Banca Fineco SpA	866,555	0.1
64,014		Leonardo SpA	423,208	0.0
2,354,156		Intesa Sanpaolo SpA	3,809,171	0.2
98,235		Mediobanca Banca di Credito Finanziario SpA	535,694	0.0
28,563		Moncler SpA	1,037,943	0.1
61,786	(1),(4)	Pirelli & C SpA	217,993	0.0
82,637	(4)	Poste Italiane SpA	695,543	0.0
38,172	(1)	Prysmian SpA	606,053	0.0
16,539		Recordati S.p.A.	696,832	0.1
322,187		Snam SpA	1,472,493	0.1
1,442,849	(2)	Telecom Italia S.p.A. - TIT	584,028	0.0
953,444	(2)	Telecom Italia S.p.A. - TITR	372,512	0.0
222,551		Terna Rete Elettrica Nazionale SpA	1,398,927	0.1
317,937		UniCredit SpA	2,459,750	0.1
			34,974,214	1.9

		Japan: 25.1%
5,100		ABC-Mart, Inc.	255,246	0.0
61,643		Acom Co., Ltd.	250,329	0.0
31,600	(1)	Advantest Corp.	1,258,627	0.1
15,842		Aeon Mall Co., Ltd.	199,947	0.0
103,480		Aeon Co., Ltd.	2,292,500	0.1
17,398		AEON Financial Service Co., Ltd.	185,882	0.0
28,821		AGC, Inc.	702,296	0.0
27,943		Air Water, Inc.	382,675	0.0
25,611		Aisin Seiki Co., Ltd.	627,244	0.0
69,528		Ajinomoto Co., Inc.	1,295,618	0.1
29,768		Alfresa Holdings Corp.	554,028	0.0
32,200	(1)	Alps Alpine Co. Ltd.	310,268	0.0
52,389		Amada Holdings Co., Ltd.	410,621	0.0
18,189	(1)	ANA Holdings, Inc.	443,153	0.0
18,668		Aozora Bank Ltd.	356,264	0.0
57,358		Asahi Group Holdings, Ltd.	1,860,877	0.1
30,900		Asahi Intecc Co. Ltd.	764,221	0.1
198,453		Asahi Kasei Corp.	1,390,526	0.1
298,720		Astellas Pharma, Inc.	4,602,486	0.3
31,593		Bandai Namco Holdings, Inc.	1,532,363	0.1
8,211	(1)	Bank of Kyoto Ltd./The	260,223	0.0
11,037		Benesse Holdings, Inc.	280,871	0.0
90,343		Bridgestone Corp.	2,765,455	0.2
35,286		Brother Industries Ltd.	534,459	0.0
12,401		Calbee, Inc.	334,664	0.0
158,193		Canon, Inc.	3,437,682	0.2
30,687		Casio Computer Co., Ltd.	429,350	0.0
22,828		Central Japan Railway Co.	3,658,671	0.2
86,466	(1)	Chiba Bank Ltd.	376,400	0.0
101,942		Chubu Electric Power Co., Inc.	1,438,726	0.1
35,406		Chugai Pharmaceutical Co., Ltd.	4,096,325	0.2
43,972	(1)	Chugoku Electric Power Co., Inc.	613,507	0.0
19,600		Coca-Cola Bottlers Japan, Inc.	402,260	0.0
167,509		Concordia Financial Group Ltd.	487,557	0.0
24,324		Credit Saison Co., Ltd.	282,201	0.0
16,000		CyberAgent, Inc.	620,094	0.0
38,474		Dai Nippon Printing Co., Ltd.	817,615	0.1
38,484		Daicel Corp.	279,974	0.0
16,000	(1)	Daifuku Co., Ltd.	1,002,693	0.1
170,583		Dai-ichi Life Holdings, Inc.	2,025,696	0.1
89,693		Daiichi Sankyo Co., Ltd.	6,159,814	0.3
39,398		Daikin Industries Ltd.	4,755,893	0.3
11,381		Daito Trust Construction Co., Ltd.	1,056,879	0.1
89,554		Daiwa House Industry Co., Ltd.	2,212,640	0.1
313		Daiwa House REIT Investment Corp.	767,140	0.1
241,921		Daiwa Securities Group, Inc.	934,855	0.1
68,567		Denso Corp.	2,191,022	0.1
34,203		Dentsu Group, Inc.	660,869	0.0
4,300		Disco Corp.	836,577	0.1
47,833		East Japan Railway Co.	3,619,542	0.2
39,879		Eisai Co., Ltd.	2,917,046	0.2
23,142		Electric Power Development Co., Ltd.	463,806	0.0
40,052	(1)	FamilyMart Co. Ltd.	719,170	0.0
30,693		Fanuc Ltd.	4,101,378	0.2
9,242		Fast Retailing Co., Ltd.	3,771,126	0.2
20,023		Fuji Electric Co. Ltd.	448,962	0.0
56,960		Fuji Film Holdings Corp.	2,806,964	0.2
31,113		Fujitsu Ltd.	2,802,308	0.2
27,243		Fukuoka Financial Group, Inc.	359,376	0.0
6,500		GMO Payment Gateway, Inc.	455,555	0.0
36,900		Hakuhodo DY Holdings, Inc.	372,319	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
22,142		Hamamatsu Photonics KK	$ 899,732	0.1
36,157		Hankyu Hanshin Holdings, Inc.	1,214,704	0.1
3,300		Hikari Tsushin, Inc.	552,199	0.0
44,332		Hino Motors Ltd.	236,430	0.0
5,164		Hirose Electric Co., Ltd.	532,372	0.0
8,129		Hisamitsu Pharmaceutical Co., Inc.	377,220	0.0
16,500		Hitachi Chemical Co., Ltd.	702,131	0.0
17,010	(1)	Hitachi Construction Machinery Co., Ltd.	341,153	0.0
10,900		Hitachi High-Technologies Corp.	805,205	0.1
152,991		Hitachi Ltd.	4,394,882	0.2
33,910		Hitachi Metals Ltd.	355,942	0.0
257,842		Honda Motor Co., Ltd.	5,769,586	0.3
8,600		Hoshizaki Corp.	643,295	0.0
59,837		Hoya Corp.	5,088,032	0.3
47,964		Hulic Co. Ltd.	485,399	0.0
31,055		Idemitsu Kosan Co., Ltd.	708,789	0.0
22,742		IHI Corp.	264,846	0.0
22,691		Iida Group Holdings Co. Ltd.	313,616	0.0
161,916		Inpex Corp.	908,359	0.1
51,966		Isetan Mitsukoshi Holdings Ltd.	301,496	0.0
87,268		Isuzu Motors Ltd.	577,529	0.0
213,116	(1)	Itochu Corp.	4,410,354	0.2
15,200		Itochu Techno-Solutions Corp.	432,902	0.0
35,552		J Front Retailing Co., Ltd.	293,424	0.0
17,778		Japan Airlines Co. Ltd.	326,714	0.0
7,800		Japan Airport Terminal Co., Ltd.	299,768	0.0
80,614		Japan Exchange Group, Inc.	1,414,690	0.1
64,100	(1)	Japan Post Bank Co. Ltd.	591,971	0.0
35,600		Japan Post Insurance Co. Ltd.	439,840	0.0
249,100		Japan Post Holdings Co. Ltd.	1,948,613	0.1
124		Japan Prime Realty Investment Corp.	374,639	0.0
208		Japan Real Estate Investment Corp.	1,222,684	0.1
414		Japan Retail Fund Investment Corp.	470,623	0.0
189,802		Japan Tobacco, Inc.	3,510,708	0.2
77,702		JFE Holdings, Inc.	503,515	0.0
34,039		JGC Holdings Corp.	271,700	0.0
30,435		JSR Corp.	556,275	0.0
31,865		JTEKT Corp.	215,216	0.0
485,364		JXTG Holdings, Inc.	1,653,823	0.1
71,054		Kajima Corp.	726,280	0.0
21,523		Kakaku.com, Inc.	393,644	0.0
16,560		Kamigumi Co., Ltd.	279,525	0.0
111,362		Kansai Electric Power Co., Inc.	1,239,560	0.1
28,053	(1)	Kansai Paint Co., Ltd.	532,108	0.0
76,275		Kao Corp.	6,213,990	0.3
21,953		Kawasaki Heavy Industries Ltd.	315,857	0.0
279,401		KDDI Corp.	8,253,112	0.4
15,200		Keihan Holdings Co., Ltd.	674,229	0.0
34,908		Keikyu Corp.	587,306	0.0
16,268		Keio Corp.	960,355	0.1
20,498		Keisei Electric Railway Co., Ltd.	592,353	0.0
28,888		Keyence Corp.	9,287,855	0.5
23,034	(1)	Kikkoman Corp.	976,630	0.1
27,097		Kintetsu Group Holdings Co., Ltd.	1,254,108	0.1
130,156		Kirin Holdings Co., Ltd.	2,570,614	0.1
7,800		Kobayashi Pharmaceutical Co., Ltd.	721,663	0.0
16,500		Koito Manufacturing Co., Ltd.	554,717	0.0
146,183		Komatsu Ltd.	2,365,741	0.1
14,766	(1)	Konami Holdings Corp.	452,912	0.0
69,923		Konica Minolta, Inc.	281,710	0.0
5,300		Kose Corp.	655,831	0.0
164,122		Kubota Corp.	2,087,475	0.1
50,567		Kuraray Co., Ltd.	508,776	0.0
15,648		Kurita Water Industries, Ltd.	359,002	0.0
50,794		Kyocera Corp.	2,997,394	0.2
38,414		Kyowa Kirin Co., Ltd.	858,534	0.1
59,960	(1)	Kyushu Electric Power Co., Inc.	480,895	0.0
25,300	(1)	Kyushu Railway Co.	726,754	0.0
7,964		Lawson, Inc.	437,142	0.0
9,500	(2)	LINE Corp.	458,663	0.0
35,500		Lion Corp.	757,084	0.0
42,092	(1)	LIXIL Group Corp.	518,623	0.0
69,800		M3, Inc.	2,058,900	0.1
35,408		Makita Corp.	1,080,077	0.1
247,456		Marubeni Corp.	1,228,140	0.1
30,119	(1)	Marui Group Co., Ltd.	503,853	0.0
8,700		Maruichi Steel Tube Ltd.	208,366	0.0
89,966		Mazda Motor Corp.	475,097	0.0
10,500		McDonald's Holdings Co. Japan Ltd.	473,569	0.0
136,562		Mebuki Financial Group, Inc.	276,992	0.0
29,000		Medipal Holdings Corp.	541,892	0.0
18,088		MEIJI Holdings Co., Ltd.	1,281,827	0.1
11,800	(1),(2)	Mercari, Inc.	229,169	0.0
57,400		Minebea Mitsumi, Inc.	847,824	0.1
44,900		MISUMI Group, Inc.	971,230	0.1
202,548		Mitsubishi Chemical Holdings Corp.	1,202,736	0.1
213,793		Mitsubishi Corp.	4,522,200	0.3
288,661		Mitsubishi Electric Corp.	3,526,346	0.2
187,027		Mitsubishi Estate Co., Ltd.	2,762,229	0.2
24,739		Mitsubishi Gas Chemical Co., Inc.	266,954	0.0
50,719		Mitsubishi Heavy Industries Ltd.	1,278,216	0.1
17,251		Mitsubishi Materials Corp.	352,664	0.0
103,615	(1)	Mitsubishi Motors Corp.	291,941	0.0
1,945,706		Mitsubishi UFJ Financial Group, Inc.	7,279,965	0.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
62,276		Mitsubishi UFJ Lease & Finance Co., Ltd.	$ 304,828	0.0
261,901		Mitsui & Co., Ltd.	3,636,157	0.2
29,114		Mitsui Chemicals, Inc.	547,988	0.0
139,419		Mitsui Fudosan Co., Ltd.	2,414,000	0.1
17,693		Mitsui OSK Lines Ltd.	283,585	0.0
3,815,661		Mizuho Financial Group, Inc.	4,377,629	0.2
19,800		MonotaRO Co. Ltd.	523,144	0.0
75,054		MS&AD Insurance Group Holdings, Inc.	2,094,092	0.1
90,844		Murata Manufacturing Co., Ltd.	4,516,287	0.3
17,821		Nabtesco Corp.	407,651	0.0
29,600	(1)	Nagoya Railroad Co., Ltd.	832,224	0.1
39,120		NEC Corp.	1,424,486	0.1
78,400		Nexon Co. Ltd.	1,281,122	0.1
41,469		NGK Insulators Ltd.	539,711	0.0
24,785		NGK Spark Plug Co., Ltd.	347,420	0.0
13,009		NH Foods Ltd.	452,721	0.0
70,784		Nidec Corp.	3,647,818	0.2
50,769		Nikon Corp.	465,971	0.0
17,694		Nintendo Co., Ltd.	6,876,837	0.4
316		Nippon Prologis REIT, Inc.	795,085	0.1
212		Nippon Building Fund, Inc.	1,426,114	0.1
12,422		Nippon Express Co., Ltd.	605,931	0.0
23,117		Nippon Paint Holdings Co., Ltd.	1,203,291	0.1
7,100		Nippon Shinyaku Co., Ltd.	555,977	0.0
127,780		Nippon Steel Corp.	1,089,237	0.1
203,596		Nippon Telegraph & Telephone Corp.	4,869,328	0.3
23,603		Nippon Yusen KK	278,791	0.0
19,800	(1)	Nissan Chemical Corp.	717,102	0.0
367,192		Nissan Motor Co., Ltd.	1,228,518	0.1
31,267		Nisshin Seifun Group, Inc.	521,605	0.0
10,017		Nissin Food Products Co., Ltd.	831,280	0.1
12,706		Nitori Co., Ltd.	1,717,100	0.1
25,142		Nitto Denko Corp.	1,116,783	0.1
524,926		Nomura Holdings, Inc.	2,215,241	0.1
19,845		Nomura Real Estate Holdings, Inc.	321,107	0.0
647		Nomura Real Estate Master Fund, Inc.	822,933	0.1
53,668		Nomura Research Institute Ltd.	1,133,616	0.1
56,649		NSK Ltd.	360,582	0.0
99,820		NTT Data Corp.	955,533	0.1
211,054		NTT DoCoMo, Inc.	6,600,314	0.4
102,715		Obayashi Corp.	871,591	0.1
10,200		Obic Co., Ltd.	1,328,956	0.1
46,627		Odakyu Electric Railway Co., Ltd.	1,023,988	0.1
136,426		Oji Holdings Corp.	725,264	0.0
184,328		Olympus Corp.	2,657,144	0.2
29,323		Omron Corp.	1,516,078	0.1
58,490		Ono Pharmaceutical Co., Ltd.	1,344,126	0.1
6,100		Oracle Corp. Japan	532,060	0.0
31,680		Oriental Land Co., Ltd.	4,044,176	0.2
209,563		ORIX Corp.	2,500,226	0.1
411		Orix JREIT, Inc.	540,573	0.0
59,365		Osaka Gas Co., Ltd.	1,114,734	0.1
16,522		Otsuka Corp.	704,342	0.0
61,746		Otsuka Holdings Co. Ltd.	2,409,230	0.1
70,168		Pan Pacific International Holdings Corp.	1,328,794	0.1
349,231		Panasonic Corp.	2,643,821	0.2
17,899		Park24 Co., Ltd.	263,861	0.0
14,900	(2)	PeptiDream, Inc.	518,656	0.0
27,400	(1)	Persol Holdings Co. Ltd.	274,167	0.0
18,300		Pigeon Corp.	700,620	0.0
14,200		Pola Orbis Holdings, Inc.	261,059	0.0
136,170		Rakuten, Inc.	1,026,593	0.1
214,600		Recruit Holdings Co. Ltd.	5,543,393	0.3
121,500	(2)	Renesas Electronics Corp.	432,184	0.0
330,813		Resona Holdings, Inc.	991,879	0.1
106,032	(1)	Ricoh Co., Ltd.	774,169	0.1
5,166		Rinnai Corp.	364,154	0.0
14,750		Rohm Co., Ltd.	800,663	0.1
37,800		Ryohin Keikaku Co., Ltd.	420,358	0.0
6,888		Sankyo Co., Ltd.	199,756	0.0
56,945		Santen Pharmaceutical Co., Ltd.	977,277	0.1
37,370		SBI Holdings, Inc.	544,494	0.0
33,206		Secom Co., Ltd.	2,746,410	0.2
26,710		Sega Sammy Holdings, Inc.	324,053	0.0
31,600		Seibu Holdings, Inc.	348,335	0.0
44,216	(1)	Seiko Epson Corp.	475,895	0.0
57,519		Sekisui Chemical Co., Ltd.	757,761	0.1
98,285		Sekisui House Ltd.	1,620,920	0.1
119,171		Seven & I Holdings Co., Ltd.	3,935,610	0.2
92,107		Seven Bank Ltd.	237,712	0.0
22,800		SG Holdings Co. Ltd.	543,061	0.0
33,700	(1)	Sharp Corp.	349,824	0.0
35,172		Shimadzu Corp.	917,927	0.1
3,461		Shimamura Co., Ltd.	209,161	0.0
11,755		Shimano, Inc.	1,676,420	0.1
93,592		Shimizu Corp.	728,318	0.0
55,989		Shin-Etsu Chemical Co., Ltd.	5,503,003	0.3
30,694	(2)	Shinsei Bank Ltd.	406,536	0.0
42,632		Shionogi & Co., Ltd.	2,100,030	0.1
63,262		Shiseido Co., Ltd.	3,718,063	0.2
71,781		Shizuoka Bank Ltd.	435,833	0.0
21,300		Showa Denko KK	436,993	0.0
9,036		SMC Corp.	3,788,286	0.2
265,000	(1)	Softbank Corp.	3,375,753	0.2
247,892		SoftBank Group Corp.	8,775,969	0.5
11,300		Sohgo Security Services Co., Ltd.	548,493	0.0
53,113		Sompo Holdings, Inc.	1,637,150	0.1
201,270		Sony Corp.	11,921,943	0.6
24,098		Sony Financial Holdings, Inc.	404,646	0.0
14,500		Square Enix Holdings Co., Ltd.	647,797	0.0
20,288		Stanley Electric Co., Ltd.	398,227	0.0
97,335		Subaru Corp.	1,860,567	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
39,400		Sumco Corp.	$ 500,650	0.0
235,671		Sumitomo Chemical Co., Ltd.	696,280	0.0
187,955		Sumitomo Corp.	2,143,485	0.1
24,609		Sumitomo Dainippon Pharma Co. Ltd.	319,459	0.0
119,333		Sumitomo Electric Industries Ltd.	1,246,789	0.1
17,096		Sumitomo Heavy Industries	305,873	0.0
36,780	(1)	Sumitomo Metal Mining Co., Ltd.	751,949	0.0
206,351		Sumitomo Mitsui Financial Group, Inc.	5,012,966	0.3
50,485		Sumitomo Mitsui Trust Holdings, Inc.	1,450,442	0.1
52,696		Sumitomo Realty & Development Co., Ltd.	1,286,723	0.1
26,459		Sumitomo Rubber Industries, Inc.	248,524	0.0
11,100		Sundrug Co., Ltd.	355,691	0.0
22,034		Suntory Beverage & Food Ltd.	832,641	0.1
11,217		Suzuken Co., Ltd.	407,535	0.0
58,244		Suzuki Motor Corp.	1,386,861	0.1
26,438		Sysmex Corp.	1,913,448	0.1
85,111		T&D Holdings, Inc.	689,964	0.0
18,700		Taiheiyo Cement Corp.	318,523	0.0
31,961		Taisei Corp.	974,749	0.1
5,300		Taisho Pharmaceutical Holdings Co. Ltd.	325,310	0.0
20,025		Taiyo Nippon Sanso Corp.	296,311	0.0
236,922		Takeda Pharmaceutical Co., Ltd.	7,213,828	0.4
20,512		TDK Corp.	1,577,151	0.1
28,201		Teijin Ltd.	477,020	0.0
102,128		Terumo Corp.	3,499,046	0.2
19,078		THK Co., Ltd.	384,396	0.0
30,185		Tobu Railway Co., Ltd.	1,053,064	0.1
17,900		Toho Co., Ltd.	547,324	0.0
11,700		Toho Gas Co., Ltd.	527,445	0.0
67,613		Tohoku Electric Power Co., Inc.	649,956	0.0
101,088		Tokio Marine Holdings, Inc.	4,625,238	0.3
6,600		Tokyo Century Corp.	206,520	0.0
241,466	(2)	Tokyo Electric Power Co., Inc.	839,997	0.1
24,865		Tokyo Electron Ltd.	4,634,178	0.3
59,472		Tokyo Gas Co., Ltd.	1,401,354	0.1
79,094		Tokyu Corp.	1,242,917	0.1
96,735		Tokyu Fudosan Holdings Corp.	464,628	0.0
44,216		Toppan Printing Co., Ltd.	675,091	0.0
219,303		Toray Industries, Inc.	949,260	0.1
61,161		Toshiba Corp.	1,340,548	0.1
41,100		Tosoh Corp.	464,475	0.0
22,434	(1)	Toto Ltd.	740,056	0.0
21,885		Toyo Seikan Group Holdings, Ltd.	249,647	0.0
13,988		Toyo Suisan Kaisha Ltd.	676,076	0.0
10,000		Toyoda Gosei Co., Ltd.	170,188	0.0
23,205		Toyota Industries Corp.	1,106,409	0.1
361,258		Toyota Motor Corp.	21,771,184	1.2
33,554		Toyota Tsusho Corp.	783,800	0.1
20,053		Trend Micro, Inc.	990,262	0.1
5,800		Tsuruha Holdings, Inc.	764,716	0.1
63,878		Unicharm Corp.	2,391,200	0.1
464		United Urban Investment Corp.	464,214	0.0
34,726		USS Co., Ltd.	476,179	0.0
7,500		Welcia Holdings Co. Ltd.	526,622	0.0
25,721		West Japan Railway Co.	1,759,187	0.1
18,985		Yakult Honsha Co., Ltd.	1,118,407	0.1
99,337	(1)	Yamada Denki Co., Ltd.	395,662	0.0
22,707		Yamaha Corp.	880,020	0.1
44,304		Yamaha Motor Co., Ltd.	532,753	0.0
48,801		Yamato Holdings Co., Ltd.	762,325	0.1
19,200		Yamazaki Baking Co., Ltd.	400,180	0.0
37,942		Yaskawa Electric Corp.	1,031,667	0.1
36,073		Yokogawa Electric Corp.	431,533	0.0
18,369		Yokohama Rubber Co., Ltd.	227,722	0.0
419,544		Z Holdings Corp.	1,337,573	0.1
16,800		ZOZO, Inc.	225,479	0.0
			471,382,731	25.1

		Luxembourg: 0.0%
57,621		SES S.A. - Luxembourg	338,030	0.0
74,692	(2)	Tenaris S.A.	450,604	0.0
			788,634	0.0

		Macau: 0.2%
343,159		Galaxy Entertainment Group Ltd.	1,807,357	0.1
383,602		Sands China Ltd.	1,395,580	0.1
306,365		SJM Holdings Ltd.	255,641	0.0
246,479		Wynn Macau Ltd.	369,647	0.0
			3,828,225	0.2

		Netherlands: 5.5%
66,908	(4)	ABN AMRO Bank NV	542,943	0.0
1,655	(2),(4)	Adyen NV	1,406,577	0.1
283,033		Aegon NV	706,848	0.0
18,990	(2)	AerCap Holdings NV	432,782	0.0
92,313		Airbus SE	5,952,521	0.3
31,995		Akzo Nobel NV	2,104,271	0.1
97,689	(2)	Altice NV	377,029	0.0
105,065	(2)	ArcelorMittal SA	991,862	0.1
67,329		ASML Holding NV	17,748,936	0.9
17,154		EXOR NV	884,104	0.1
18,224		Heineken Holding NV	1,420,170	0.1
40,999		Heineken NV	3,479,339	0.2
616,341		ING Groep NV	3,158,193	0.2
18,200	(2),(4)	Just Eat Takeaway	1,376,337	0.1
174,107		Koninklijke Ahold Delhaize NV	4,056,098	0.2
28,697	(2)	Koninklijke DSM NV	3,228,096	0.2
565,066		Koninklijke KPN NV	1,351,306	0.1
143,192	(1)	Koninklijke Philips NV	5,879,092	0.3
11,121		Koninklijke Vopak NV	583,966	0.0
48,908		NN Group NV	1,329,113	0.1
44,214		NXP Semiconductor NV - NXPI - US	3,666,667	0.2
77,094	(2)	Prosus NV	5,369,456	0.3
35,824	(2)	QIAGEN NV	1,446,473	0.1
18,846	(2)	Randstad NV	665,112	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
661,233		Royal Dutch Shell PLC - Class A	$ 11,488,024	0.6
590,624		Royal Dutch Shell PLC - Class B	9,907,140	0.5
232,120		Unilever NV	11,409,004	0.6
43,184		Wolters Kluwer NV	3,056,743	0.1
			104,018,202	5.5

		New Zealand: 0.3%
116,398	(2)	a2 Milk Co. Ltd.	1,189,081	0.1
153,751		Auckland International Airport Ltd.	458,135	0.0
90,853		Fisher & Paykel Healthcare Corp. Ltd.	1,651,573	0.1
131,812		Fletcher Building Ltd.	274,339	0.0
106,276		Mercury NZ Ltd.	266,094	0.0
202,701		Meridian Energy Ltd.	483,768	0.0
61,786		Ryman Healthcare Ltd.	374,789	0.0
290,574		Spark New Zealand Ltd.	707,192	0.1
			5,404,971	0.3

		Norway: 0.5%
16,687	(1)	Det Norske Oljeselskap ASA	209,315	0.0
149,978		DNB ASA	1,670,895	0.1
158,427		Equinor ASA	1,974,973	0.1
31,635	(1),(2)	Gjensidige Forsikring ASA	538,719	0.0
69,525	(1)	Mowi ASA	1,051,180	0.1
212,721		Norsk Hydro ASA	458,661	0.0
118,801		Orkla ASA	1,017,853	0.1
15,140		Schibsted ASA - Class B	273,880	0.0
114,080		Telenor ASA	1,667,361	0.1
28,007		Yara International ASA	885,556	0.0
			9,748,393	0.5

		Portugal: 0.2%
404,860	(2)	EDP - Energias de Portugal SA	1,628,909	0.1
79,287		Galp Energia SGPS SA	906,741	0.1
39,815	(2)	Jeronimo Martins SGPS SA	718,627	0.0
			3,254,277	0.2

		Singapore: 1.1%
456,956		Ascendas Real Estate Investment Trust	904,779	0.1
422,742		CapitaLand Commercial Trust	453,627	0.0
406,196		CapitaLand Ltd.	813,988	0.1
408,401		CapitaLand Mall Trust	512,081	0.0
71,881		City Developments Ltd.	364,485	0.0
342,702		ComfortDelgro Corp., Ltd.	364,920	0.0
283,920		DBS Group Holdings Ltd.	3,704,631	0.2
956,512		Genting Singapore Ltd.	463,679	0.0
15,270		Jardine Cycle & Carriage Ltd.	209,950	0.0
230,104		Keppel Corp., Ltd.	855,831	0.1
340,000		Mapletree Commercial Trust	436,077	0.0
523,022		Oversea-Chinese Banking Corp., Ltd.	3,168,954	0.2
104,200		SATS Ltd.	231,624	0.0
151,894		SembCorp Industries Ltd.	166,744	0.0
85,360		Singapore Airlines Ltd.	346,487	0.0
127,151		Singapore Exchange Ltd.	818,910	0.1
249,727		Singapore Press Holdings Ltd.	322,900	0.0
1,291,450		Singapore Telecommunications Ltd.	2,302,299	0.1
246,906		Singapore Technologies Engineering Ltd.	540,188	0.0
302,200		Suntec Real Estate Investment Trust	264,283	0.0
199,356		United Overseas Bank Ltd.	2,735,174	0.2
73,400		UOL Group Ltd.	336,754	0.0
43,500		Venture Corp. Ltd.	414,385	0.0
303,876		Wilmar International Ltd.	687,188	0.0
368,300		Yangzijiang Shipbuilding Holdings Ltd.	213,703	0.0
			21,633,641	1.1

		Spain: 2.5%
40,412		ACS Actividades de Construccion y Servicios SA	802,558	0.0
10,677	(2),(4)	Aena SME SA	1,158,396	0.1
68,216		Amadeus IT Group SA	3,210,852	0.2
1,054,691		Banco Bilbao Vizcaya Argentaria SA	3,265,910	0.2
882,293		Banco de Sabadell SA	446,191	0.0
2,628,564	(1)	Banco Santander SA	6,252,892	0.3
189,653		Bankia SA	206,812	0.0
106,633		Bankinter S.A.	386,825	0.0
39,623	(4)	Cellnex Telecom SA	1,797,399	0.1
567,667		CaixaBank SA	1,050,530	0.1
39,368		Enagas	776,621	0.0
50,240		Endesa S.A.	1,063,099	0.1
77,205		Ferrovial SA - FERE	1,832,596	0.1
47,182		Grifols SA	1,578,588	0.1
973,706	(2)	Iberdrola S.A. - IBEE	9,523,837	0.5
172,541		Industria de Diseno Textil SA	4,471,169	0.2
166,488	(2)	Mapfre SA	282,430	0.0
46,699		Naturgy Energy Group SA	819,279	0.1
68,468		Red Electrica Corp. SA	1,230,337	0.1
224,025		Repsol SA	1,998,586	0.1
37,709	(2)	Siemens Gamesa Renewable Energy SA	556,440	0.0
739,137	(2)	Telefonica S.A.	3,363,882	0.2
			46,075,229	2.5

		Sweden: 2.4%
49,761		Alfa Laval AB	851,957	0.1
158,538		Assa Abloy AB	2,959,700	0.2
106,217		Atlas Copco AB - A Shares	3,532,167	0.2
61,723		Atlas Copco AB - B Shares	1,795,482	0.1
43,263	(1)	Boliden AB - BOLS	776,133	0.0
35,676	(1)	Electrolux AB	440,729	0.0
104,239		Epiroc AB - A Shares	1,030,035	0.1
61,684		Epiroc AB - B Shares	608,001	0.0
95,931	(1),(2)	Essity AB	2,938,710	0.2
14,317	(1)	ICA Gruppen AB	597,955	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
127,073	(1)	Hennes & Mauritz AB	$ 1,626,127	0.1
41,611	(1)	Hexagon AB - B Shares	1,759,529	0.1
64,512	(1),(2)	Husqvarna AB - B Shares	320,928	0.0
26,419		Industrivarden AB-Class C	505,858	0.0
72,046	(2)	Investor AB - B Shares	3,250,259	0.2
38,264		Kinnevik AB	624,063	0.0
12,021	(1),(2)	Lundbergforetagen AB	487,304	0.0
29,397		Lundin Petroleum AB	554,915	0.0
15,341	(1),(2)	Millicom International Cellular S.A.	426,227	0.0
178,571		Sandvik AB	2,511,903	0.1
49,528		Securitas AB	532,052	0.0
257,432	(2)	Skandinaviska Enskilda Banken AB	1,724,038	0.1
53,804	(2)	Skanska AB	809,705	0.0
60,189		SKF AB - B Shares	820,205	0.0
246,018	(1),(2)	Svenska Handelsbanken AB	2,028,936	0.1
143,244	(1),(2)	Swedbank AB	1,579,872	0.1
26,882	(1)	Swedish Match AB	1,522,050	0.1
78,990		Tele2 AB	1,052,387	0.1
485,975		Telefonaktiebolaget LM Ericsson	3,933,949	0.2
432,798	(1)	Telia Co. AB	1,549,149	0.1
235,041		Volvo AB - B Shares	2,793,682	0.2
			45,944,007	2.4

		Switzerland: 10.5%
291,504		ABB Ltd.	5,066,643	0.3
24,545		Adecco Group AG	967,236	0.1
65,705	(2)	Alcon, Inc.	3,366,115	0.2
7,719		Baloise Holding AG	1,006,340	0.1
478		Barry Callebaut AG	956,741	0.0
16		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	1,388,708	0.1
169		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,418,497	0.1
82,567		Cie Financiere Richemont SA	4,413,526	0.2
31,503		Clariant AG	524,343	0.0
31,603		Coca-Cola HBC AG	677,765	0.0
404,296		Credit Suisse Group AG	3,263,217	0.2
6,289		Dufry Group	193,011	0.0
1,295	(1)	EMS-Chemie Holding AG	807,657	0.0
5,859		Geberit AG - Reg	2,567,294	0.1
1,461		Givaudan	4,495,463	0.2
1,688,549		Glencore PLC	2,555,695	0.1
77,939		LafargeHolcim Ltd.-CHF	2,844,268	0.1
35,401		Julius Baer Group Ltd.	1,185,844	0.1
8,541		Kuehne & Nagel International AG	1,163,460	0.1
11,779		Lonza Group AG	4,844,984	0.3
470,728		Nestle SA	48,187,388	2.6
339,802		Novartis AG	28,033,270	1.5
6,107		Pargesa Holding SA	403,205	0.0
2,956		Partners Group	2,023,872	0.1
111,128		Roche Holding AG	35,754,548	1.9
6,440		Schindler Holding AG - Part Cert	1,408,927	0.1
3,183		Schindler Holding AG - Reg	666,433	0.0
957		SGS SA	2,207,296	0.1
20,184		Sika AG	3,314,472	0.2
8,658		Sonova Holding AG - Reg	1,543,846	0.1
108,021		STMicroelectronics NV-STM1	2,322,086	0.1
1,633		Straumann Holding AG	1,193,894	0.1
4,577	(1)	Swatch Group AG - BR	898,916	0.0
8,135		Swatch Group AG - Reg	314,945	0.0
5,314		Swiss Life Holding AG	1,783,623	0.1
12,013		Swiss Prime Site AG	1,169,231	0.1
46,608	(1)	Swiss Re Ltd.	3,588,765	0.2
4,097		Swisscom AG	2,193,865	0.1
10,350		Temenos AG	1,349,119	0.1
610,405		UBS Group AG	5,595,043	0.3
7,197		Vifor Pharma AG	984,606	0.1
23,664		Zurich Insurance Group AG	8,313,320	0.4
			196,957,477	10.5

		United Arab Emirates: 0.0%
19,351		NMC Health PLC	25,156	0.0

		United Kingdom: 13.0%
153,912		3i Group PLC	1,491,346	0.1
30,195		Admiral Group Plc	831,572	0.0
162,886		Anglo American PLC	2,854,344	0.2
62,375		Antofagasta PLC	595,708	0.0
72,052		Ashtead Group PLC	1,557,325	0.1
56,350		Associated British Foods PLC	1,262,220	0.1
207,510		AstraZeneca PLC	18,488,866	1.0
146,007	(4)	Auto Trader Group PLC	788,990	0.0
10,106		AVEVA Group PLC	435,414	0.0
619,600		Aviva PLC	2,037,088	0.1
506,934		BAE Systems PLC	3,257,054	0.2
2,731,912		Barclays PLC	3,104,625	0.2
161,054		Barratt Developments PLC	870,546	0.0
18,916		Berkeley Group Holdings PLC	844,287	0.0
3,206,151		BP PLC	13,148,214	0.7
362,828		British American Tobacco PLC	12,359,803	0.7
139,241		British Land Co. PLC	580,660	0.0
1,328,645		BT Group PLC	1,932,598	0.1
53,271		Bunzl PLC	1,066,304	0.1
64,628		Burberry Group PLC	1,050,509	0.1
24,688	(1)	Carnival PLC	294,671	0.0
906,379		Centrica Plc	427,077	0.0
160,310		CNH Industrial NV	913,013	0.1
23,965		Coca-Cola European Partners PLC - EUR	915,835	0.1
12,140		Coca-Cola European Partners PLC - USD	455,614	0.0
250,929		Compass Group PLC	3,909,493	0.2
60,857		CRH PLC - London	1,651,328	0.1
20,387		Croda International PLC	1,075,566	0.1
371,210		Diageo PLC	11,770,865	0.6
217,490		Direct Line Insurance Group PLC	793,990	0.0
24,542		easyJet PLC	170,065	0.0
78,494		Evraz PLC	224,581	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
143,696		Experian PLC	$ 3,993,495	0.2
35,428		Ferguson PLC	2,190,595	0.1
173,559		Fiat Chrysler Automobiles NV	1,238,994	0.1
239,666		G4S PLC	272,596	0.0
789,120		GlaxoSmithKline PLC	14,807,145	0.8
92,053		GVC Holdings PLC	637,625	0.0
60,050		Halma PLC	1,410,335	0.1
52,518		Hargreaves Lansdown PLC	892,325	0.1
3,212,932		HSBC Holdings PLC	18,036,621	1.0
149,723		Imperial Brands PLC	2,763,184	0.2
198,003		Informa PLC	1,078,463	0.1
27,353	(1)	InterContinental Hotels Group PLC	1,163,683	0.1
25,528		Intertek Group PLC	1,491,472	0.1
573,046		ITV PLC	470,260	0.0
279,984		J Sainsbury Plc	724,432	0.0
68,047		JD Sports Fashion PLC	381,113	0.0
30,612		Johnson Matthey PLC	674,505	0.0
333,769		Kingfisher PLC	586,267	0.0
111,417		Land Securities Group PLC	768,321	0.0
943,523		Legal & General Group PLC	2,229,257	0.1
11,079,220		Lloyds Banking Group Plc	4,331,436	0.2
49,788		London Stock Exchange Group PLC	4,453,815	0.2
411,239	(2)	M&G PLC	572,036	0.0
308,450		Marks & Spencer Group PLC	373,913	0.0
122,954		Meggitt PLC	441,978	0.0
768,453		Melrose Industries PLC	853,930	0.0
52,926		Micro Focus International PLC	261,168	0.0
76,802		Mondi PLC	1,296,079	0.1
550,560		National Grid PLC	6,432,881	0.3
21,073		Next PLC	1,057,205	0.1
71,801	(1),(2)	Ocado Group PLC	1,077,032	0.1
123,703	(1)	Pearson PLC	846,876	0.0
50,410		Persimmon PLC	1,191,622	0.1
402,033		Prudential PLC	5,037,401	0.3
112,212		Reckitt Benckiser Group PLC	8,547,797	0.5
306,653		Relx PLC (GBP Exchange)	6,544,707	0.4
292,518		Rentokil Initial Plc	1,397,058	0.1
178,086		Rio Tinto PLC	8,163,849	0.4
274,891		Rolls-Royce Holdings PLC	1,161,810	0.1
765,179		Royal Bank of Scotland Group PLC	1,055,084	0.1
163,178		RSA Insurance Group PLC	851,528	0.0
172,258		Sage Group PLC/The	1,252,579	0.1
19,663		Schroders PLC	601,136	0.0
173,461		Segro PLC	1,639,789	0.1
37,635		Severn Trent PLC	1,065,330	0.1
138,398		Smith & Nephew PLC	2,438,085	0.1
62,667		Smiths Group PLC	944,840	0.1
11,652		Spirax-Sarco Engineering PLC	1,169,776	0.1
163,670		SSE PLC	2,630,016	0.1
84,496		St. James's Place PLC	789,016	0.0
429,726		Standard Chartered PLC	2,375,861	0.1
371,467		Standard Life Aberdeen PLC	1,025,174	0.1
518,792		Taylor Wimpey PLC	746,519	0.0
1,549,083		Tesco PLC	4,374,643	0.2
175,441		Unilever PLC	8,847,503	0.5
107,857		United Utilities Group PLC	1,207,339	0.1
4,234,128		Vodafone Group PLC	5,857,669	0.3
41,064		Weir Group PLC	365,228	0.0
21,148		Whitbread PLC	783,775	0.0
380,275		WM Morrison Supermarkets PLC	830,767	0.0
199,608		WPP PLC	1,357,118	0.1
			243,221,627	13.0

	Total Common Stock
	(Cost $1,949,524,350)		1,779,275,462	94.8

PREFERRED STOCK: 0.4%
		Germany: 0.4%
8,995		Bayerische Motoren Werke AG	381,436	0.0
10,993	(1),(2)	Fuchs Petrolub AG	392,128	0.0
28,181	(2)	Henkel AG & Co. KGaA	2,253,963	0.1
24,220	(2)	Porsche AG	1,012,407	0.0
5,626	(1),(2)	Sartorius AG	1,345,042	0.1
29,355	(2)	Volkswagen AG	3,381,599	0.2

	Total Preferred Stock
	(Cost $11,365,083)		8,766,575	0.4

	Total Long-Term Investments
	(Cost $1,960,889,433)		1,788,042,037	95.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
		Commercial Paper: 0.2%
950,000	(5)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.0
950,000	(5)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
950,000	(5)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.1
950,000	(5)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.0

	Total Commercial Paper
	(Cost $3,791,285)		3,791,285	0.2

		Floating Rate Notes: 0.8%
525,000	(5)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	525,082	0.0
550,000	(5)	Bank of America Corp., 1.200%, 05/07/2020	549,658	0.0
950,000	(5)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.1
950,000	(5)	Bank of Nova Scotia, 0.990%, 06/19/2020	949,794	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
475,000	(5)	Bedford Row Funding, 0.830%, 05/18/2020	$ 475,085	0.0
950,000	(5)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
575,000	(5)	Commonwealth Bank of Australia, 1.200%, 07/06/2020	574,610	0.0
500,000	(5)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	500,125	0.0
425,000	(5)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	425,069	0.0
525,000	(5)	Credit Suisse Group AG, 0.360%, 04/17/2020	524,981	0.0
675,000	(5)	HSBC Holdings PLC, 1.810%, 04/02/2020	675,048	0.1
950,000	(5)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.1
950,000	(5)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.1
425,000	(5)	Mizuho Financial Group Inc., 1.280%, 05/06/2020	425,181	0.0
525,000	(5)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	525,248	0.0
675,000	(5)	National Bank of Canada, 1.840%, 05/01/2020	674,769	0.1
475,000	(5)	Skandinaviska Enskilda Banken AB, 1.150%, 05/26/2020	475,131	0.0
475,000	(5)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	474,772	0.0
950,000	(5)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1
550,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	549,595	0.0
400,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 1.190%, 04/24/2020	400,123	0.0
525,000	(5)	The Norinchukin Bank, 1.200%, 04/24/2020	525,060	0.0
400,000	(5)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	400,220	0.0
550,000	(5)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	550,228	0.0

	Total Floating Rate Notes
	(Cost $14,938,489)		14,938,489	0.8

		Repurchase Agreements: 3.2%
1,980,255	(5)	Amhert Pierpoint Securities LLC, Repurchase Agreement dated 03/31/20, 0.05%, due 04/01/20 (Repurchase Amount $1,980,258, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,019,860, due 04/21/20-12/20/69)	1,980,255	0.1
7,202,418	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $7,202,483, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $7,562,555, due 06/15/20-03/15/39)	7,202,418	0.4
7,466,556	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $7,466,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $7,615,887, due 05/01/20-02/20/70)	7,466,556	0.4
4,608,216	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%-0.38%, due 04/01/20 (Repurchase Amount $4,608,232, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-6.500%, Market Value plus accrued interest $4,700,386, due 12/15/21-11/20/66)	4,608,216	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,502,048	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $2,502,054, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $2,552,095, due 04/07/20-02/15/50)	$ 2,502,048	0.1
2,678,920	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,678,921, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,732,498, due 04/02/20-03/01/50)	2,678,920	0.1
1,400,000	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $1,400,846, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,469,999, due 10/15/20-09/09/49)	1,400,000	0.1
3,176,306	(5)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $3,176,339, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $3,314,598, due 04/17/20-03/15/40)	3,176,306	0.2
13,899,125	(5)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $13,899,129, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $14,177,108, due 08/01/23-06/01/51)	13,899,125	0.7
15,625,233	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $15,625,301, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,975,878, due 04/01/20-09/09/49)	15,625,233	0.8

	Total Repurchase Agreements
	(Cost $60,539,077)		60,539,077	3.2

		Certificates of Deposit: 0.1%
550,000	(5)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	550,294	0.1
400,000	(5)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	400,211	0.0
375,000	(5)	The Norinchukin Bank, 1.650%, 06/19/2020	375,378	0.0

	Total Certificates of Deposit
	(Cost $1,325,883)		1,325,883	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(5): 3.6%
1,970,000	(5),(6)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	1,970,000	0.1
1,890,000	(5),(6)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	1,890,000	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
62,944,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	$ 62,944,000	3.4
	Total Mutual Funds
	(Cost $66,804,000)		66,804,000	3.6

	Total Short-Term Investments
	(Cost $147,398,734)		147,398,734	7.9

	Total Investments in Securities (Cost $2,108,288,167)		$ 1,935,440,771	103.1
	Liabilities in Excess of Other Assets		(58,229,530)	(3.1)
	Net Assets		$ 1,877,211,241	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	15.6%
Health Care	13.7
Industrials	13.5
Consumer Staples	12.1
Consumer Discretionary	10.5
Information Technology	7.2
Materials	6.4
Communication Services	5.3
Utilities	4.0
Energy	3.7
Real Estate	3.2
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$ –	$ 110,382,500	$ –	$ 110,382,500
Austria	–	2,956,673	–	2,956,673
Belgium	–	15,574,611	–	15,574,611
China	754,911	2,139,072	–	2,893,983
Denmark	–	39,107,080	–	39,107,080
Finland	–	20,574,238	–	20,574,238
France	–	181,987,154	–	181,987,154
Germany	–	137,369,778	–	137,369,778
Hong Kong	671,189	59,485,335	–	60,156,524
Ireland	2,915,248	7,375,439	–	10,290,687
Israel	4,775,509	5,949,941	–	10,725,450
Italy	–	34,974,214	–	34,974,214
Japan	526,622	470,856,109	–	471,382,731
Luxembourg	–	788,634	–	788,634
Macau	–	3,828,225	–	3,828,225
Netherlands	15,378,698	88,639,504	–	104,018,202
New Zealand	–	5,404,971	–	5,404,971
Norway	–	9,748,393	–	9,748,393
Portugal	–	3,254,277	–	3,254,277
Singapore	–	21,633,641	–	21,633,641
Spain	–	46,075,229	–	46,075,229
Sweden	–	45,944,007	–	45,944,007
Switzerland	–	196,957,477	–	196,957,477
United Arab Emirates	–	25,156	–	25,156
United Kingdom	1,371,449	241,850,178	–	243,221,627
Total Common Stock	26,393,626	1,752,881,836	–	1,779,275,462
Preferred Stock	–	8,766,575	–	8,766,575
Short-Term Investments	–	147,398,734	–	147,398,734
Total Investments, at fair value	$ 26,393,626	$ 1,909,047,145	$ –	$ 1,935,440,771
Other Financial Instruments+
Futures	5,584,160	–	–	5,584,160
Total Assets	$ 31,977,786	$ 1,909,047,145	$ –	$ 1,941,024,931

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	1,067	06/19/20	$ 83,188,655	$ 5,584,160
			$ 83,188,655	$ 5,584,160

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,145,862,678.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 219,771,711
Gross Unrealized Depreciation	(421,855,895)
Net Unrealized Depreciation	$ (202,084,184)